Document and Entity Information	May 02, 2017
Prospectus:
Document Type	497
Document Period End Date	May 02, 2017
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Central Index Key	0000741375
Amendment Flag	false
Document Creation Date	May 02, 2017
Document Effective Date	May 02, 2017
Prospectus Date	May 01, 2017
Global Strategist Portfolio | Class A Shares
Prospectus:
Trading Symbol	MBAAX
Global Strategist Portfolio | Class I Shares
Prospectus:
Trading Symbol	MPBAX
Global Strategist Portfolio | Class L
Prospectus:
Trading Symbol	MSDLX
Global Strategist Portfolio | Class C
Prospectus:
Trading Symbol	MSSOX
Global Strategist Portfolio | Class IS
Prospectus:
Trading Symbol	MGPOX